Intangible assets - Additional Information (Details) $ in Millions			1 Months Ended							6 Months Ended			59 Months Ended
	Jun. 26, 2023 EUR (€)	Jun. 01, 2022 USD ($)	Jul. 31, 2023 EUR (€)	Oct. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2017 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill										€ 903,000	€ 1,556,000	€ 43,260,000	€ 903,000	€ 44,192,000
Financial liabilities										40,658,000	42,252,000	43,374,000	40,658,000	44,251,000
Additional considerations										2,000,000		€ 0
2014 Monalizumab (NKG2A) agreement with Novo Nordisk
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill										900,000	1,551,000		900,000
IPH5201 (anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill														€ 1,800,000
Additional considerations				€ 600,000	€ 400,000		€ 200,000	€ 2,500,000	€ 7,000,000
IPH5201 (anti-CD39) rights acquired from Orega Biotech | Major purchases of assets
Disclosure of detailed information about intangible assets [line items]
Additional considerations			€ 2,000,000
IPH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill															€ 40,000,000
Payments for milestone						€ 1,000,000
Impairment of intangible assets													0
Financial liabilities										€ 0			€ 0
Agreement related to IPH5201 with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Payments for milestone	€ 2,000,000
Milestone payment received | $		$ 5.0
PH5401 (Anti-C5aR) Rights Acquired From Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets											€ 41,000,000